Share Based Payments - Additional Information (Detail) £ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018 GBP (£)	Sep. 30, 2017 GBP (£)	Sep. 30, 2018 GBP (£)	Sep. 30, 2017 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 0.5	£ 10.7	£ 1.5	£ 11.6
U.K. Share-Based Payment Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement			253,500
Share options granted, vesting period			4 years